Stockholders' Equity - Schedule of Stockholders' Compensation (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions			8 Months Ended	12 Months Ended
	Aug. 25, 2017	Aug. 25, 2016	Aug. 30, 2018	Dec. 31, 2018	Aug. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Paid / prepaid				R$ 5,921		R$ 3,666	R$ 3,355
Dividends			R$ 0.6240	R$ 0.0150		R$ 0.0150	R$ 0.015
Dividends			0.6240	0.0150		0.0150	0.015
Dividends provision						0.1304
Interest on capital	R$ 0.3990	R$ 0.3990	R$ 0.1252				0.4714
Interest on capital				0.0106		0.1445
Identified in Revenue Reserve In Stockholders' Equity				R$ 1.8001		R$ 2.1126	R$ 0.7754
Paid / prepaid, Gross				R$ 5,921		R$ 3,666	R$ 3,355
Dividends-paid, Gross			R$ 4,041	1,069		1,074	987
Provided for (Recorded in Other Liabilities)				248		1,877	3,169
Interest on capital-paid	R$ 2,592	R$ 2,368	811
Declared (Recorded in Other Liabilities)				145		98	98
Dividends provision						843
Interest on capital - credited				103		936	3,071
Identified in Revenue Reserve In Stockholders' Equity				17,498		13,658	5,050
Total,Gross				23,667		19,201	11,574
Provided for (Recorded in Other Liabilities)				(15)		(140)	(461)
Paid / prepaid				(122)		(389)	(355)
Dividends paid, WHT				0		0	0
Dividends paid, WHT			0	0		0	0
Dividends provision						0
Interest on capital, WHT	(389)	(355)	R$ (122)
Interest on capital, WHT				(15)		(140)	(461)
Identified in Revenue Reserve In Stockholders' Equity				(1,093)		(1,114)	(758)
Total, WHT				(1,230)		(1,643)	(1,574)
Provided for (Recorded in Other Liabilities)				233		1,737	2,708
Paid / prepaid				5,799		3,277	3,000
Dividends - 1 monthly installment paid on 01/02/2017				145		98	98
Dividends - 11 monthly installments paid from February to December 2016				1,069	R$ 4,041	1,074	987
Dividends provision						843
Interest on capital - paid on 08/25/2016	R$ 2,203	R$ 2,013			R$ 689
Interest on capital - credited				88		796	2,610
Identified in Revenue Reserve In Stockholders' Equity				16,405		12,544	4,292
Total				R$ 22,437		R$ 17,558	R$ 10,000